Depreciation and amortization - Summary of Depreciation and Amortisation (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation and amortization expense [Line Items]
Depreciation of property, plant and equipment	¥ 8,659	¥ 8,835	¥ 8,824
Depreciation of right-of-use assets	15,067	14,888	15,388
Other amortization	540	518	378
Depreciation and amortization	¥ 24,266	¥ 24,241	¥ 24,590